Other Financial Liabilities - Summary of Individual Identification of Unsecured liabilities by Debtor (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 322,082	$ 84,003	[1]	$ 701,175	[1]
Other financial liabilities, Non-current	2,170,328	2,382,396	[1]	2,171,325	[1]
Banco Santander
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	137,681	163,308		223,600
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	259,461	61,447		618,183
Other financial liabilities, Non-current	$ 2,161,366	$ 2,377,162		$ 2,163,402
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.00%	8.00%		8.00%
Nominal Annual Rate	7.87%	7.87%		7.87%
Other financial liabilities, Current	$ 6,755	$ 6,756		$ 6,756
Other financial liabilities, Non-current	205,753	205,643		205,495
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	6,755	6,756		6,756
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 205,753
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 205,643
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current				$ 205,495
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-2 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.80%	8.80%		8.80%
Nominal Annual Rate	7.33%	7.33%		7.33%
Other financial liabilities, Current	$ 2,160	$ 2,160		$ 2,160
Other financial liabilities, Non-current	69,849	69,823		69,667
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-2 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,160	2,160		2,160
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-2 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 69,849	$ 69,823		$ 69,667
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-3 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.68%	8.68%		8.68%
Nominal Annual Rate	8.13%	8.13%		8.13%
Other financial liabilities, Current	$ 1,368	$ 1,368		$ 1,368
Other financial liabilities, Non-current	35,018	35,016		34,280
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-3 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	1,368	1,368		1,368
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-3 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 35,018	$ 35,016		$ 34,280
Interest-Bearing Borrowings [Member] | BNY Mellon - Single 24296 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate				4.67%
Nominal Annual Rate				4.25%
Other financial liabilities, Current				$ 403,244
Interest-Bearing Borrowings [Member] | BNY Mellon - Single 24296 [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current				$ 403,244
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.17%	7.17%		7.17%
Nominal Annual Rate	6.20%	6.20%		6.20%
Other financial liabilities, Current	$ 9,489	$ 8,456		$ 9,313
Other financial liabilities, Non-current	18,565	23,611		33,730
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | More than 90 Days [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	9,489	8,456		9,313
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	9,109	8,019		8,724
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 9,456	8,019		8,725
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 7,573		8,725
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current				$ 7,556
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.85%	4.85%		4.85%
Nominal Annual Rate	4.75%	4.75%		4.75%
Other financial liabilities, Current	$ 40,147	$ 35,414		$ 38,608
Other financial liabilities, Non-current	119,116	139,697		189,870
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | More than 90 Days [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	40,147	35,414		38,608
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	39,814	35,048		38,131
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	39,814	35,048		38,130
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 39,488	35,049		38,130
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 34,552		38,130
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current				$ 37,349
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.24%	5.24%		5.24%
Nominal Annual Rate	4.88%	4.88%		4.88%
Other financial liabilities, Current	$ 2,573	$ 2,573		$ 2,573
Other financial liabilities, Non-current	992,043	989,130		986,360
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,573	2,573		2,573
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	992,043
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		989,130
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current				986,360
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	62,492	56,727		464,022
Other financial liabilities, Non-current	1,440,344	1,462,920		1,519,402
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	10,283	10,284		10,284
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	52,209	46,443		453,738
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	254,676	43,067		46,855
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	1,041,313	248,710		46,855
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	39,488	1,031,752		252,350
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		34,552		1,032,046
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 104,867	$ 104,839		$ 141,296

[1]	See Note 3.